Acquisitions, Divestitures and Discontinued Operations - Results of Operations for Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Net sales	$ 1,870,071	$ 1,903,468	$ 1,912,359
Cost of goods sold	1,413,485	1,439,436	1,437,436
Gross profit	456,586	464,032	474,923
Operating and non-operating expenses	476,521	383,058	396,302
Loss (gain) on disposal	9,048	0	0
Income before income taxes	(28,983)	80,974	78,621
Income taxes	(3,593)	20,034	25,647
Net (loss) income from discontinued operations	$ (25,390)	$ 60,940	$ 52,974